Condensed Consolidated Balance Sheets (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 7,565	$ 7,584
Short-term investments		1,793
Accounts receivable
Related parties	274	435
Unrelated parties	8,421	7,776
Loans and advances to related parties	201	96
Inventories	5,056	4,298
Deferred income tax	517	386
Unrealized gains on derivative instruments	835	52
Advances to suppliers	623	188
Recoverable taxes	2,017	1,603
Assets held for sale	61	6,987
Others	1,208	593
Total current assets	26,778	31,791
Non-current assets
Property, plant and equipment, net	84,273	83,096
Intangible assets	1,138	1,274
Investments in affiliated companies, joint ventures and others investments	7,837	4,497
Other assets:
Goodwill on acquisition of subsidiaries	3,005	3,317
Loans and advances
Related parties	10	29
Unrelated parties	288	165
Prepaid pension cost	1,737	1,962
Prepaid expenses	206	222
Judicial deposits	1,614	1,731
Recoverable taxes	490	361
Deferred income tax	611
Unrealized gains on derivative instruments	56	301
Tax Incentive / reinvestiment	291	144
Others	664	249
Total other assets	8,972	8,481
Total	128,998	129,139
Current liabilities
Suppliers	4,777	3,558
Payroll and related charges	1,088	1,134
Minimum annual remuneration attributed to stockholders	1,779	4,842
Current portion of long-term debt	1,567	2,823
Short-term debt	59	139
Loans from related parties	14	9
Provision for income taxes	1,085	751
Taxes payable and royalties	189	257
Employees postretirement benefits	208	168
Unrealized losses on derivative instruments	6	35
Provisions for asset retirement obligations	54	75
Liabilities associated with assets held for sale	30	3,152
Others	1,118	969
Total current liabilities	11,974	17,912
Non-current liabilities
Employees postretirement benefits	2,126	2,442
Long-term debt	21,355	21,591
Provisions for contingencies (Note 16 (b))	1,909	2,043
Unrealized losses on derivative instruments	547	61
Deferred income tax	5,991	8,085
Provisions for asset retirement obligations	1,219	1,293
Debentures	1,276	1,284
Others	2,161	1,987
Total non-current liabilities	36,584	38,786
Redeemable noncontrolling interest	556	712
Commitments and contingencies (Note 16)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 1,955,824,156 (2010 - 2,108,579,618) issued	16,728	10,370
Common stock - 3,600,000,000 no-par-value shares authorized and 3,183,360,475 (2010 - 3,256,724,482) issued	25,837	16,016
Treasury stock - 152,755,462 (2010 - 99,649,571) preferred and 73,364,007 (2010 -47,375,394) common shares	(4,661)	(2,660)
Additional paid-in capital	318	2,188
Mandatorily convertible notes - common shares	290	290
Mandatorily convertible notes - preferred shares	644	644
Other cumulative comprehensive loss	(5,088)	(333)
Undistributed retained earnings	25,685	42,218
Unappropriated retained earnings	17,487	166
Total Company stockholders' equity	77,240	68,899
Noncontrolling interests	2,644	2,830
Total stockholders' equity	79,884	71,729
Total	$ 128,998	$ 129,139